SHARE CAPITAL AND RESERVES	12 Months Ended
Jan. 31, 2020
SHARE CAPITAL AND RESERVES [abstract]
SHARE CAPITAL AND RESERVES
20.	SHARE CAPITAL AND RESERVES

Share capital consists of one class of fully paid common shares, with no par value. The Company is authorized to issue an unlimited number of common shares. All shares are equally eligible to receive dividends and repayment of capital and represent one vote at the Company’s shareholders’ meetings.

The following table reflects the continuity of share capital from January 31, 2017 to January 31, 2020:

	Number of Shares	Amount
Balance, January 31, 2017	1,979,695	$12,820,278
Shares issued - conversion of debentures (i)	3,640,000	669,140
Shares issued - to settle aged payables(ii)	360,000	65,192
Balance, January 31, 2018	5,979,695	$13,554,610
Shares issued - conversion of debentures (iii)	36,850,000	25,479,998
Shares issued - to settle aged payables(iv)	50,000	83,941
Shares issued - private placement financing (v)	2,082,000	3,919,162
Shares issued - warrant exercises (vi)	2,750	2,953
Shares issued - option exercises (vii)	100,000	99,782
Shares issued - acquisition of Silver State (viii)	12,500,000	8,951,375
Shares issued - settle share payment note (ix)	940,810	832,162
Balance, January 31, 2019	58,505,255	52,923,983
Shares issued - acquisition of Phantom Farms (x)	2,670,000	2,507,138
Shares issued - conversion of promissory note (xi)	977,479	660,647
Shares issued - warrant exercises (xii)	915,545	1,018,748
Shares issued - option exercises (xiii)	80,000	77,980
Shares issued - acquisition of Swell (xiv)	8,281,905	4,927,178
Shares issued - acquisition of EFF building (xv)	3,983,886	4,136,646
Shares issued - partial settlement of EFF share payment note (xvi)	368,688	368,688
Shares issued - private placement (xvii)	5,589,493	4,895,379
Shares issued - conversion of debentures (xviii)	8,016,388	4,539,991
Share issue costs	—	(28,110)
Balance, January 31, 2020	89,388,639	76,028,268

On May 12, 2017, the Company consolidated its issued and outstanding shares on a 10:1 basis.  All shares, options, warrants, and per share amounts have been retroactively restated to reflect the share consolidation.

(i) On May 30, 2017, the Company completed a private placement and issued 3,640,000 common shares at a price of C$0.25 per common share for gross proceeds of C$910,000

(ii) On May 30, 2017 the company settled C$90,000 of accounts payable and accrued liabilities through the issuance of 360,000 common shares.

(iii)        On June 18, 2018, the Company forced conversion of its convertible debenture issued March 26, 2018 and accordingly issued 36,850,000 common shares, which included 3,350,000 bonus shares pursuant to the convertible debenture subscription agreement.

(iv) On July 6, 2018, the Company settled C$110,000 of accounts payable and accrued liabilities through the issuance of 50,000 common shares.

(v) On July 19, 2018, the Company completed a private placement and issued 2,082,000 units, at C$2.50 per unit, each unit consisting of one common share and one half share purchase warrant, each whole warrant entitling the holder to purchase one additional common share at C$5.00 per warrant on or before July 18, 2019 for gross proceeds of C$5,205,000. In connection to this private placement, the Company recorded C$11,532 in related costs.

(vi) On July 31, 2018, the Company issued 2,750 common shares upon the exercise of warrants.

(vii) On August 22, 2018, the Company issued 100,000 common shares upon exercise of stock options.

(viii) On January 15, 2019, the Company issued 12,500,000 shares as consideration for the purchase of Silver State (Note 5).

(ix) On January 25, 2019, the Company issued 940,810 shares to settle its modified share payment note as consideration for the purchase of EFF.

(x) On February 4, 2019, the Company issued 2,670,000 shares as consideration for the purchase of Phantom Farms (Note 3).

(xi) On February 7, 2019, the Company issued 977,479 shares to a vendor of EFF upon conversion of a portion of the convertible promissory note payable.

(xii) During the year ended January 31 ,2020, the Company issued 915,545 shares upon the exercise of warrants.

(xiii)      During the year ended January 31, 2020, the Company issued 80,000 shares upon the exercise of stock options.

(xiv) On May 24 and December 27, 2019, the Company issued 1,266,667 shares and 7,015,238 shares as consideration for the purchase of Swell Companies (Note 4).

(xv) On May 10, 2019, the Company issued 3,983,886 shares as consideration for the purchase of the building and land that EFF was previously leasing.

(xvi) On June 12, 2019 the Company issued 368,688 shares to a vendor of EFF for a partial payment of the share payment note.

(xvii) On May 28, 2019, the Company completed a non-brokered private placement financing of 5,589,493 shares at C$1.38, for total gross proceeds of C$7,713,500. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant. Each warrant is exercisable for one additional common share of the Company at an exercise price of C$1.83 per warrant share for a period of one year.

(xviii) During the year ended January 31, 2020 the Company issued 8,016,389 shares upon the conversion of debentures.

Commitment to issue shares

The Company issued a promissory note payable to deliver 2,142,000 shares to the vendors of EFF in the amount of $1,905,635, without interest, any time after October 15, 2018. As at January 31, 2020 shares issued pursuant to this commitment total 676,193 shares.

The Company committed to issue 7,015,238 shares valued at 3,796,815 to the vendors of Swell companies at December 27, 2019. These shares were issued during the year ended January 31, 2020.

The Company committed to issue 424,688 shares valued at $424,688 to the vendors of Swell companies at October 24, 2020.

Warrants

On June 15, 2018, a total of 3,350,000 warrants were issued as compensation to employees, management, directors, and consultants, allowing them to purchase common shares exercisable, on or before June 14, 2019, at an exercise price of C$1.38 per share.

The Company paid a total of C$1,162,045 cash in share issuance costs. The Company also issued 765,795 non-transferable share purchase warrants as finders' fees on the March 2018 debenture financing valued at $233,275. The warrants are exercisable at C$1.00 per share and will expire on March 25, 2019.

The following summarizes the Company's warrant activity for the years ended January 31, 2020, 2019 and 2018:

	Warrants outstanding
	Warrants outstanding	Weighted average exercise price - C$ -	Weighted average remaining life (years)
Balance January 31, 2018 and 2017	—	—	—
Issued	5,156,795	2.05
Exercised	(2,750)	1.00
Balance January 31, 2019	5,154,045	2.05	0.86
Issued - Phantom Farms(Note 3)	1,700,000	1.50
Issued - Swell Companies (Note4)	1,200,000	1.50
Issued - Private Placement (xvii)	2,794,748	1.83
Exercised	(915,045)	1.06
Expired	(4,239,000)	2.27
Balance, January 31, 2020	5,694,748	1.66	0.74

As at January 31, 2020, the following warrants were outstanding and exercisable:

	Exercise Price	Number of Warrants
Expiry Date	- C$ -
February 5, 2021	1.50	1,700,000
May 23, 2021	1.50	1,200,000
May 29, 2020	1.83	2,794,748
		5,694,748

On May 28, 2020, the Company extended the expiry date of the C$1.83 warrants due to expire on May 29, 2020 to expire on May 29, 2021, all other terms  remain the same.

Stock options

The Company is authorized to grant options to executive officers and directors, employees and consultants, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company. The exercise price of each option equals the market price of the Company's shares as calculated on the date of grant. The options can be granted for a maximum term of 10 years. Vesting is determined by the Board of Directors.

The Company adopted a Restricted Stock Unit plan (the "Plan") on July 17, 2018 but has not issued any units under the Plan. The Plan allows for up to 750,000 total units to be issued, adjustable upon approval by the compensation committee, but not to exceed 10% of common shares outstanding.

On October 16, 2017, a total of 515,000 stock options were granted to purchase common shares, exercisable on or before October 15, 2020, at an exercise price of C$0.65 per share. Value at grant date the following assumptions: life of 3 years; volatility of 357%; risk free rate of 1.57%; dividend yield of 0%; and forfeiture rate of 0%.

On June 26, 2018, a total of 1,940,000 stock options were granted to purchase common shares exercisable on or before June 25, 2021, at an exercise price of C$2.80 per share. Value at grant date determined with the following assumptions: expected life of 3 years; expected volatility of 111.61%; risk free rate return of 1.87%; dividend yield  of 0%; and forfeiture rate of 0%.

On June 28, 2018, a total of 100,000 stock options were granted to purchase common shares exercisable on or before June 27, 2021, at an exercise price of C$2.80 per share. Value at grant date determined with assumptions: life of 3 years; volatility of 111.61%; risk free interest rate of 1.91%; dividend yield rate of 0%; and forfeiture rate of 0%.

On October 16, 2018, a total of 75,000 stock options were granted to purchase common shares, exercisable on or before October 15, 2020, at an exercise price of C$1.33 per share. Value at grant date determined with the following assumptions: life of 2 years, volatility of 111.61, risk free rate of return 1.91%, dividend yield of 0%, and forfeiture rate of 0%.

On February 6, 2019, the Company granted incentive stock options to purchase an aggregate of 710,000 common shares of the Company at an exercise price of C$1.11 vesting over a 1-year period, expiring at close of business on February 5, 2022. Value at grant date determined with the following assumptions: life of 3 years, volatility of 100%, risk free rate of return 1.82%, dividend yield of 0%, and forfeiture rate of 0%.

On October 10, 2019, the Company granted incentive stock options to purchase an aggregate of 1,020,000 common shares at exercise prices of C$1.00, C$1.11 and C$1.38 vesting over a 1-year period, expiring after 3 and 5 year periods.  Value at grant date determined with the following assumptions: life of 3 or 5 years, volatility of 100%, risk free rate of return 1.48%, dividend yield of 0%, and forfeiture rate of 0%.

On January 24, 2020, the Company granted incentive stock options to purchase an aggregate of 100,000 common shares at an exercise prices of C$0.80 vesting over a 1-year period, expiring at close of business January 24, 2023.  Value at grant date determined with the following assumptions: life of 3 years, volatility of 100%, risk free rate of return 1.46%, dividend yield of 0%, and forfeiture rate of 0%.

During the year ended January 31, 2020, 80,000 (2019 – 100,000) options were exercised for proceeds of $39,028 (2019 – $49,991). On exercise, the Company transferred $38,952 from reserves to share capital.

Details of the Company’s stock options activity are as follows:

	Options outstanding and exercisable
	Options	Weighted average	Weighted average
	outstanding	exercise price	remaining life
	and exercisable	- C$ -	(years)
Balance, January 31, 2017	—	—
Granted	515,000	0.65
Balance January 31, 2018	515,000	0.65	2.71
Granted	2,115,000	2.75
Exercised	(100,000)	0.65
Expired/Cancelled	(10,000)	0.65
Balance January 31, 2019	2,520,000	2.41	2.30
Granted	1,830,000	1.14
Exercised	(80,000)	0.65
Expired/Cancelled	(1,015,000)	2.28
Balance, January 31, 2020	3,255,000	1.78	2.18

As at January 31, 2020, the following stock options were outstanding and exercisable:

Expiry Date	Exercise Price - C$ -	Jan 31, 2020 Outstanding	Jan 31, 2020 Exerciseable
October 15, 2020	0.65	325,000	325,000
June 25, 2021	2.80	1,350,000	1,350,000
February 5, 2022	1.11	460,000	230,000
October 9, 2022	1.38	520,000	260,000
October 9, 2024	1.00	500,000	250,000
January 24, 2023	0.80	100,000	50,000
		3,255,000	2,465,000